Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of changes in equity of reverse stock split due to previously reported and adjusted (Details) - shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Reclassification [Line Items]
Shares Outstanding	14,352,430	14,246,498	13,830,074
Common Class A [Member] | Previously Reported [Member]
Reclassification [Line Items]
Shares Outstanding	215,286,444	213,697,468	207,451,107
Common Class A [Member] | Impact of Reverse Stock Split [Member]
Reclassification [Line Items]
Shares Outstanding	(200,934,014)	(199,450,970)	(193,621,033)
Common Class B [Member]
Reclassification [Line Items]
Shares Outstanding	3,702,613	3,702,613	3,702,613
Common Class B [Member] | Previously Reported [Member]
Reclassification [Line Items]
Shares Outstanding	55,539,188	55,539,188	55,539,189
Common Class B [Member] | Impact of Reverse Stock Split [Member]
Reclassification [Line Items]
Shares Outstanding	(51,836,575)	(51,836,575)	(51,836,576)